Fair value measurement (Tables)	9 Months Ended
Jul. 31, 2024
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2024	Financial assets
Jul. 31	Cash and deposits with banks	$47,849	$–	$–	$–	$47,849	$47,849	$–
	Securities	70,501	106,169	–	77,252	253,922	252,927	(995)
	Cash collateral on securities borrowed	16,495	–	–	–	16,495	16,495	–
	Securities purchased under resale agreements	60,790	18,531	–	–	79,321	79,321	–
	Loans
	Residential mortgages	276,740	4	–	–	276,744	275,213	(1,531)
	Personal	45,343	–	–	–	45,343	45,339	(4)
	Credit card	19,437	–	–	–	19,437	19,476	39
	Business and government	208,040	310	113	–	208,463	208,442	(21)
	Derivative instruments	–	30,311	–	–	30,311	30,311	–
	Customers’ liability under acceptances	162	–	–	–	162	162	–
	Other assets	20,201	387	–	–	20,588	20,588	–
	Financial liabilities
	Deposits
	Personal	$233,017	$–	$17,214	$–	$250,231	$250,545	$314
	Business and government	393,978	–	20,200	–	414,178	415,053	875
	Bank	27,503	–	–	–	27,503	27,503	–
	Secured borrowings	50,179	–	1,355	–	51,534	51,774	240
	Derivative instruments	–	36,493	–	–	36,493	36,493	–
	Acceptances	173	–	–	–	173	173	–
	Obligations related to securities sold short	–	24,040	–	–	24,040	24,040	–
	Cash collateral on securities lent	8,515	–	–	–	8,515	8,515	–
	Obligations related to securities sold under repurchase agreements	107,427	–	7,941	–	115,368	115,368	–
	Other liabilities	19,481	150	3	–	19,634	19,634	–
	Subordinated indebtedness	7,454	–	–	–	7,454	7,679	225
2023	Financial assets
Oct. 31	Cash and deposits with banks	$55,718	$–	$–	$–	$55,718	$55,718	$–
	Securities	67,294	82,723	–	61,331	211,348	209,326	(2,022)
	Cash collateral on securities borrowed	14,651	–	–	–	14,651	14,651	–
	Securities purchased under resale agreements	66,797	13,387	–	–	80,184	80,184	–
	Loans
	Residential mortgages	273,785	3	–	–	273,788	268,403	(5,385)
	Personal	44,570	–	–	–	44,570	44,454	(116)
	Credit card	17,853	–	–	–	17,853	17,909	56
	Business and government	192,856	126	144	–	193,126	192,727	(399)
	Derivative instruments	–	33,243	–	–	33,243	33,243	–
	Customers’ liability under acceptances	10,816	–	–	–	10,816	10,816	–
	Other assets	18,651	–	–	–	18,651	18,651	–
	Financial liabilities
	Deposits
	Personal	$225,183	$–	$13,852	$–	$239,035	$238,725	$(310)
	Business and government	392,021	–	20,540	–	412,561	412,983	422
	Bank	22,296	–	–	–	22,296	22,296	–
	Secured borrowings	48,098	–	1,386	–	49,484	49,353	(131)
	Derivative instruments	–	41,290	–	–	41,290	41,290	–
	Acceptances	10,820	–	–	–	10,820	10,820	–
	Obligations related to securities sold short	–	18,666	–	–	18,666	18,666	–
	Cash collateral on securities lent	8,081	–	–	–	8,081	8,081	–
	Obligations related to securities sold under repurchase agreements	82,403	–	4,715	–	87,118	87,118	–
	Other liabilities	18,459	119	16	–	18,594	18,594	–
	Subordinated indebtedness	6,483	–	–	–	6,483	6,561	78

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	101	–	–		–	–	–	9	(46)	64
Loans mandatorily measured at FVTPL
Business and government	121	–	2		–	–	–	–	(10)	113
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	608	3	9		(1)	–	–	26	(22)	623
Derivative instruments
Interest rate	36	–	67		–	–	(17)	–	–	86
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	46	(1)	1		–	–	–	–	–	46
Equity	5	–	1		–	–	–	3	–	9
Total assets	$917	$2	$80		$(1)	$–	$(17)	$38	$(78)	$941
Deposits and other liabilities (5)	$(380)	$19	$(56)		$–	$(1)	$3	$(1)	$28	$(388)
Derivative instruments
Interest rate	(1,222)	–	233		–	–	59	(4)	–	(934)
Foreign exchange	(13)	–	(5)		–	–	13	–	–	(5)
Credit	(51)	–	–		–	–	–	–	–	(51)
Equity	(4)	–	–		–	–	1	–	2	(1)
Total liabilities	$(1,670)	$19	$172		$–	$(1)	$76	$(5)	$30	$(1,379)
Apr. 30, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	147	–	–		–	–	–	12	(58)	101
Loans mandatorily measured at FVTPL
Business and government	131	–	(1)		3	–	–	–	(12)	121
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	586	3	16		(11)	–	–	32	(18)	608
Derivative instruments
Interest rate	117	–	(44)		–	–	(37)	–	–	36
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	45	(2)	2		–	–	–	1	–	46
Equity	5	–	–		–	–	–	–	–	5
Total assets	$1,031	$1	$(27)		$(8)	$–	$(37)	$45	$(88)	$917
Deposits and other liabilities (5)	$(399)	$(4)	$2		$–	$(1)	$5	$(24)	$41	$(380)
Derivative instruments
Interest rate	(908)	–	(386)		–	–	52	–	20	(1,222)
Foreign exchange	(9)	–	(13)		–	–	9	–	–	(13)
Credit	(50)	–	–		–	(2)	–	–	1	(51)
Equity	(6)	–	–		–	–	2	–	–	(4)
Total liabilities	$(1,372)	$(4)	$(397)		$–	$(3)	$68	$(24)	$62	$(1,670)
Jul. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	229	–	–		–	–	–	33	(54)	208
Loans mandatorily measured at FVTPL
Business and government	180	–	(1)		(4)	–	–	–	(26)	149
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	593	4	6		6	–	–	18	(73)	554
Derivative instruments
Interest rate	50	–	(25)		–	–	(10)	5	–	20
Foreign exchange	24	–	–		–	–	(24)	–	–	–
Credit	45	(1)	–		–	–	–	–	–	44
Equity	6	1	–		–	–	–	–	(5)	2
Total assets	$1,129	$4	$(20)		$2	$–	$(34)	$56	$(158)	$979
Deposits and other liabilities (5)	$(342)	$(19)	$(2)		$–	$–	$–	$(50)	$61	$(352)
Derivative instruments
Interest rate	(768)	–	(290)		–	–	3	(8)	(5)	(1,068)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(50)	1	–		–	–	–	–	–	(49)
Equity	(3)	–	–		–	(2)	2	(2)	–	(5)
Total liabilities	$(1,163)	$(18)	$(292)		$–	$(2)	$5	$(60)	$56	$(1,474)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $213 million (April 30, 2024: $197 million; July 31, 2023: $77 million), net bifurcated embedded derivative liabilities of $172 million (April 30, 2024: $156 million; July 31, 2023: $219 million) and other liabilities designated at FVTPL of $3 million (April 30, 2024: $27 million; July 31, 2023: $56 million).

		Net gains (losses) included in income (1)
$ millions, for the nine months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)		–	–	–	70	(154)	64
Loans mandatorily measured at FVTPL
Business and government	144	–	4		(1)	–	–	–	(34)	113
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	8	19		(14)	–	–	88	(65)	623
Derivative instruments
Interest rate	21	–	120		–	–	(55)	–	–	86
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	46	(4)	3		–	–	–	1	–	46
Equity	4	–	1		–	2	(2)	5	(1)	9
Total assets	$953	$4	$144		$(15)	$2	$(57)	$164	$(254)	$941
Deposits and other liabilities (5)	$(242)	$(1)	$(123)		$–	$(2)	$11	$(102)	$71	$(388)
Derivative instruments
Interest rate	(1,817)	–	416		–	–	422	(4)	49	(934)
Foreign exchange	–	–	(27)		–	–	22	–	–	(5)
Credit	(52)	1	1		–	(2)	–	–	1	(51)
Equity	(5)	–	(1)		–	(1)	4	–	2	(1)
Total liabilities	$(2,116)	$–	$266		$–	$(5)	$459	$(106)	$123	$(1,379)
Jul. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–	–	–	139	(138)	208
Loans mandatorily measured at FVTPL
Business and government	687	–	5		(9)	–	–	–	(534)	149
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	5	41		15	–	–	186	(152)	554
Derivative instruments
Interest rate	18	–	–		–	–	(10)	12	–	20
Foreign exchange	–	–	24		–	–	(24)	–	–	–
Credit	45	(2)	1		–	–	–	–	–	44
Equity	4	1	–		–	2	(2)	5	(8)	2
Total assets	$1,422	$4	$71		$6	$2	$(36)	$342	$(832)	$979
Deposits and other liabilities (5)	$(409)	$(23)	$(8)		$–	$(2)	$–	$(79)	$169	$(352)
Derivative instruments
Interest rate	(1,533)	–	61		–	–	389	(11)	26	(1,068)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(50)	2	(1)		–	–	–	–	–	(49)
Equity	(3)	–	(1)		–	(3)	5	(3)	–	(5)
Total liabilities	$(1,995)	$(21)	$51		$–	$(5)	$394	$(93)	$195	$(1,474)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $213 million (July 31, 2023: $77 million), net bifurcated embedded derivative liabilities of $172 million (July 31, 2023: $219 million) and other liabilities designated at FVTPL of $3 million (July 31, 2023: $56 million).

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the int erim
consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2024 Jul. 31	2023 Oct. 31	2024 Jul. 31	2023 Oct. 31	2024 Jul. 31	2023 Oct. 31	2024 Jul. 31	2023 Oct. 31
Financial assets
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	$3,469	$4,194	$31,530	$25,128	$–	$–	$34,999	$29,322
Corporate debt	–	–	4,044	4,455	–	–	4,044	4,455
Mortgage- and asset-backed	–	–	4,190	3,056	64	151	4,254	3,207
	3,469	4,194	39,764	32,639	64	151	43,297	36,984
Loans mandatorily measured at FVTPL
Business and government	–	–	310	126	113 (1)	144 (1)	423	270
Residential mortgages	–	–	4	3	–	–	4	3
	–	–	314	129	113	144	427	273
Debt securities measured at FVOCI
Government issued or guaranteed	3,472	3,468	60,472	48,717	–	–	63,944	52,185
Corporate debt	–	–	8,361	6,658	–	–	8,361	6,658
Mortgage- and asset-backed	–	–	4,292	1,916	–	–	4,292	1,916
	3,472	3,468	73,125	57,291	–	–	76,597	60,759
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	61,922	44,852	982	872	623	587	63,527	46,311
Securities purchased under resale agreements measured at FVTPL	–	–	18,531	13,387 (2)	–	–	18,531	13,387
Other assets	–	–	387	–	–	–	387	–
Derivative instruments
Interest rate	1	1	6,431	9,385	86	21	6,518	9,407
Foreign exchange	–	–	10,777	15,509	–	–	10,777	15,509
Credit	–	–	1	18	46	46	47	64
Equity	5,266	2,331	4,523	2,900	9	4	9,798	5,235
Precious metal and other commodity	19	15	3,152	3,013	–	–	3,171	3,028
	5,286	2,347	24,884	30,825	141	71	30,311	33,243
Total financial assets	$74,149	$54,861	$157,987	$135,143	$941	$953	$233,077	$190,957
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(38,534)	$(35,671)	$(388)	$(242)	$(38,922)	$(35,913)
Obligations related to securities sold short	(9,112)	(6,265)	(14,928)	(12,401)	–	–	(24,040)	(18,666)
Obligations related to securities sold under repurchase agreements	–	–	(7,941)	(4,715)	–	–	(7,941)	(4,715)
Derivative instruments
Interest rate	–	(1)	(8,595)	(13,781)	(934)	(1,817)	(9,529)	(15,599)
Foreign exchange	–	–	(12,877)	(17,677)	(5)	–	(12,882)	(17,677)
Credit	–	–	(8)	(11)	(51)	(52)	(59)	(63)
Equity	(4,347)	(2,406)	(6,058)	(3,498)	(1)	(5)	(10,406)	(5,909)
Precious metal and other commodity	(39)	(68)	(3,578)	(1,974)	–	–	(3,617)	(2,042)
	(4,386)	(2,475)	(31,116)	(36,941)	(991)	(1,874)	(36,493)	(41,290)
Total financial liabilities	$(13,498)	$(8,740)	$(92,519)	$(89,728)	$(1,379)	$(2,116)	$(107,396)	$(100,584)
(1)	Includes $113 million related to loans designated at FVTPL (October 31, 2023: $144 million).
(2)	Restated from amounts previously presented.
(3)
Comprises deposits designated at FVTPL of $38,366 million (October 31, 2023: $35,639 million), net bifurcated embedded derivative liabilities of $
403
million (October 31, 2023: $139 million), other liabilities designated at FVTPL of $3 million (October 31, 2023: $16 million), and other financial liabilities measured at fair value of $150 million (October 31, 2023: $119 million).